N-2	Jul. 19, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0002025933
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-2
Investment Company Act Registration	true
Investment Company Registration Amendment	false
Entity Registrant Name	FT VEST HEDGED EQUITY INCOME FUND: SERIES A3
Entity Address, Address Line One	235 West Galena Street
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53212
City Area Code	414
Local Phone Number	299-2270
Approximate Date of Commencement of Proposed Sale to Public	Jul. 19, 2024
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	false
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	false
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
	Class A	Class I
	Shares	Shares
Shareholder Fees:
Sales Charge (Load) (as a percentage of subscription amount)	2.00%	None
Repurchase Fee (as a percentage of repurchased amount)(1)	2.00%	2.00%
(1)

A 2.00% repurchase fee will be charged by the Fund with respect to any repurchase of Shares from a Shareholder in the first two years of each Designated Period (“Repurchase Fee”). A Repurchase Fee payable by a Shareholder may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund. To the extent the Fund determines to waive, impose scheduled variations of, or eliminate the Repurchase Fee, it will do so consistently with the requirements of Rule 22d-1 under the Investment Company Act, and the Fund’s waiver of, scheduled variation in, or elimination of, the Repurchase Fee will apply uniformly to all shareholders regardless of share class.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL EXPENSES:
(As a Percentage of Net Assets Attributable to Shares)(2)
Unitary Management Fee(3)	2.65%	2.65%
Distribution and Servicing Fee(4)	0.75%	0.25%
Other Expenses(5)	0.07%	0.07%
Total Annual Expenses	3.47%	2.97%

(2)	For purposes of determining net assets in fee table calculations, derivatives are valued at market value.

(3)

For its provision of advisory services to the Fund, the Investment Adviser receives an annual Unitary Management Fee, payable monthly in arrears, equal to 2.65% of the Fund’s net assets as of month-end. In turn, the Investment Adviser will pay substantially all operating expenses of the Fund, excluding the Unitary Management Fee, initial and ongoing offering expenses and organizational expenses, interest expenses, taxes, portfolio transaction-related fees and expenses, costs of borrowing, distribution and service fees payable pursuant to a Rule 12b-1 plan, and litigation and indemnification expenses and any other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

(4)

Pursuant to exemptive relief from the SEC, the Fund offers multiple classes of shares and has adopted a distribution and service plan for Class A Shares and Class I Shares. Pursuant to the Fund’s distribution and service plan, investors may pay a Distribution and Servicing Fee of up to 1.00% and 0.25% on an annualized basis of the aggregate net assets of the Fund attributable to the Class A Shares and Class I Shares, respectively, to qualified recipients. Shareholders currently pay up to 0.75% and 0.25% of the net asset value of the Class A Shares and Class I Shares, respectively. See “DISTRIBUTION AND SERVICE PLAN.”

(5) “Other Expenses” are based on estimated amounts for the current fiscal year and assumes assets under management of $50,000,000.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

EXAMPLE

	1 Year	3 Years	5 Years	10 Years
Class A Shares
You Would Pay the Following Expenses Based on a $1,000 Investment in the Fund, Assuming a 5% Annual Return:	$54	$124	$197	$387
Class I Shares
You Would Pay the Following Expenses Based on a $1,000 Investment in the Fund, Assuming a 5% Annual Return:	$30	$92	$156	$329

The example is based on the annual fees and expenses of Class A Shares and Class I Shares set out in the table above and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. Moreover, the rate of return of the Fund may be greater or less than the hypothetical 5% return used in the example. A greater rate of return than that used in the example would increase the dollar amount of the asset-based fees paid by the Fund.

Purpose of Fee Table , Note [Text Block]

The purpose of the table above is to assist prospective investors in understanding the various fees and expenses Shareholders will bear directly or indirectly. “Other Expenses,” as shown above, is an estimate based on anticipated investments in the Fund and anticipated expenses for the current fiscal year of the Fund’s operations, and includes, among other things, professional fees and other expenses that the Fund will bear, including initial and ongoing offering expenses and organizational expenses, interest expenses, taxes, portfolio transaction-related fees and expenses and costs of borrowing, litigation and indemnification expenses, and any other extraordinary expenses not incurred in the ordinary course of the Fund’s business. For a more complete description of the various fees and expenses of the Fund, see “MANAGEMENT OF THE FUND – Unitary Management Fee,” “MANAGEMENT OF THE FUND – Sub-Advisory Fee “ADMINISTRATION,” “FUND FEES AND EXPENSES,” and “PURCHASING SHARES.”

Basis of Transaction Fees, Note [Text Block]	as a percentage of subscription amount
Other Expenses, Note [Text Block]	“Other Expenses” are based on estimated amounts for the current fiscal year and assumes assets under management of $50,000,000.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE AND STRATEGIES

INVESTMENT OBJECTIVE

The Fund’s investment objective is to achieve attractive risk-adjusted returns through a combination of high level of current income and potential (although limited) long-term capital appreciation, while attempting to mitigate the risk of loss of principal. There can be no assurance that the Fund will achieve its investment objective or that the Fund’s investment strategies will be successful.

The Fund’s investment objective is non-fundamental and may be changed by the Board without the approval of shareholders. The Fund will provide notice to Shareholders of such change.

INVESTMENT STRATEGIES AND INVESTMENT PROCESS

In seeking to achieve this investment objective, the Fund intends to pursue a hedged equity investment strategy where it will attempt to (i) replicate the returns of the broad U.S. large cap equity markets, generally in line with the performance of the S&P 500® index (the “Reference Index”) (“Capital Appreciation”), (ii) mitigate the risk of loss of principal by purchasing a hedge against the long-term decline in the market value of the securities held by the Class (“Downside Hedge”), and (iii) produce income with a target net income objective of 12.0% on an annual basis (“Defined Income”). The Reference Index is a price return index that does not reflect the reinvestment of dividends.

In accordance with the requirements of the 1940 Act, the Fund has adopted a policy to invest at least 80% of its assets in the particular type of investments suggested by its name. Under normal market conditions, the Fund seeks to achieve its investment objective by allocating at least 80% of its net assets, plus the amount of any borrowings for investment purposes, to equity securities. The 80% policy may be changed by the Board upon at least 60 days’ prior written notice to Shareholders. The market value of derivatives will be used for purposes of compliance with this 80% policy.

Capital Appreciation. The Fund will attempt to replicate the returns of the broad U.S. large cap equity markets, generally in line with the performance of the Reference Index, by acquiring and holding diversified basket of approximately 100 of the component securities of the Reference Index over the life of the Fund. This basket of securities (each a “Reference Stock” and collectively the “Reference Stock Basket”) may be rebalanced and/or reconstituted periodically as determined by the Sub-Adviser (defined below) to limit tracking error to the Reference Index. The Fund’s basket of securities may change as the constituents of the Reference Index change. As of June 30, 2024 a significant portion of the Reference Index is comprised of companies in the information technology sector, although this may change from time to time.

The Fund expects to sell short-term call options on select securities held in the Reference Stock Basket to generate income as discussed under Defined Income below. In the event the value of the securities held by the Fund exceeds the strike prices of the call options on such securities (see Defined Income below for more information), the capital appreciation on such securities is expected to be less than the capital appreciation of the Reference Index. The Fund will forgo potential capital appreciation on the portion of each Reference Stock in which the Fund sells call options as it seeks to generate income. The capital appreciation of these securities may be less than the capital appreciation of the Reference Index and the total return performance of these securities may be less than the total return performance of the Reference Index. The Fund does not seek to achieve any specific level of total return performance compared to the total return performance of the Reference Index.

Downside Hedge. The Fund will purchase a long-dated put option on the Reference Index (including using FLexible EXchange® Options, which are exchange-traded option contracts with uniquely customizable terms) at the beginning of each 3-year offering period (“Designated Period”) as a hedge against long-term decline in the market value of the securities in the Reference Stock Basket. The Downside Hedge is intended to be fully achieved at the end of the specified Designated Period. Therefore, Shares tendered for repurchase prior to the end of a Designated Period will not receive the full benefit of the downside hedge from the put option against declines in the long-term market value of the Reference Stock Basket held by the Fund. The Fund does not seek to provide a specific level of protection. There is no guarantee that the attempt to limit losses to the Fund will be successful.

The purchase of such put option will be funded through the sale of an offsetting set of options (the “Box Spread”) or other methods as determined by the Sub-Adviser (as defined below). The Box Spread is comprised of four options that collectively do not expose the Fund to any changes in the reference asset of the options but have the net effect of borrowing at the rate implied in the prices of the options. The sale of Box Spreads, if any, will solely be used by the Fund to cover the cost of the long-dated put option. Therefore, the amount “borrowed” by the Fund through selling the Box Spread will generally correspond to the cost of the long-dated put option purchased at the beginning of the specified Designated Period. Options on the Reference Index are expected to be the preferred contracts for the Fund’s sale of Box Spreads. The Fund may also sell Box Spreads using exchange-listed option contracts on an index other than the Reference Index or on an individual equity security or exchange traded fund when the Sub-Adviser has determined that doing so would provide the Fund with better risk and return characteristics.

A Box Spread is the combination of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts on a reference asset at the same expiration date. The synthetic long position consists of (i) buying a call option and (ii) selling a put option, each on the same reference asset and each with the same strike price and expiration date (a “Synthetic Long”). The synthetic short position consists of (i) buying a put option and (ii) selling a call option, each on the same reference asset and each with the same expiration date as the Synthetic Long but with a different strike price from the Synthetic Long (a “Synthetic Short”).

The Synthetic Long has a strike price that is less than the strike price for the Synthetic Short. The difference between the strike prices of the Synthetic Long and the Synthetic Short determines the expiration value (or value at maturity) of the Box Spread. An important feature of the Box Spread construction process is that it seeks to eliminate market risk tied to price movements associated with the underlying options’ reference asset. The Box Spread’s return is designed to remain constant no matter how low or how high the underlying options’ reference asset price moves. Once the Box Spread is initiated, its return from the initiation date through expiration will generally not change.

Defined Income. The Fund will attempt to produce income with a target net income objective of 12.0% on an annual basis from dividend income on the Reference Stock held by the Fund and by selling short-term call options periodically on select securities held in the Reference Stock Basket to produce option premia. Each week, the Fund will compare the dividend income of the Reference Stocks held by the Fund against the sum of the Fund’s target distribution combined with other required reserves and expenses. The Fund will attempt to bridge that difference with the premiums that come from selling call options. By combining premiums collected from the sale of calls with the dividend income of the Reference Stocks, the Fund seeks to increase total income for investors while still participating in some of the growth potential from the price appreciation of the stocks held by the Fund. The Fund intends to make monthly distributions of its income to its shareholders.

A written (sold) call option gives the buyer the right to purchase, and the seller the obligation, to sell shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In exchange for additional income in the form of a premium, the Fund will sell call options on select Reference Stocks. If the value of a stock on the expiration date of the option is below the strike price, the option will not be exercised by the buyer and will expire. If the value of a stock on the expiration date is above the strike price, then the option finished “in the money.” Then, if the buyer exercises the option, the Fund either sells the stock at the strike price to the buyer or pays the buyer the difference between the strike price and the current market price of the stock. There may be times the Fund needs to sell securities when it would not otherwise do so in order to settle an option position, which could result in the distribution of premium from that option position being classified as a return of capital.

The call options written by the Fund will have expirations of less than 30 days, and will be typically written at the money. The Fund employs a “partial covered call strategy,” meaning that the call options will be fully covered; however the options will be typically written on a notional value less than the total value of each underlying Reference Stock. Although he short position in each call option is “covered” by a portion of the corresponding Reference Stock held by the Fund, the notional value of the call options will not exceed 100% of the value of the underlying Reference Stock. Although the Fund seeks to earn net income of 12.0% on an annual basis, the Fund’s actual income and gains may, at times be insufficient to achieve the target and part of the distribution to Shareholders will stem from a return of capital.

The initial Designated Period starts on the initial closing date for the subscription of Shares and ends on a date that is approximately three years from the initial closing date. Each subsequent Designated Period starts on the date that the prior Designated Period ends and ends on a date that is approximately three years from that starting date. At the end of a Designated Period, the Fund will reset for a new Designated Period with the same Capital Appreciation and Downside Hedge strategies. The Fund does not expect the target income objective to change. If the target income objective or other terms for the new Designated Period were to change, the Fund expects to provide notice to investors through an amended Memorandum prior to the end of the previous Designated Period.

The Fund’s investment strategy may involve frequently buying and selling portfolio securities. High portfolio turnover may result in the Fund paying higher levels of transaction costs, including brokerage commissions, dealer mark-ups and other costs and may generate greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than expected.

The Investment Adviser has delegated to the Sub-Adviser the discretion to select and allocate investments among the Fund’s assets. Accordingly, the success of the Fund’s strategies depends on the Sub-Adviser’s ability to select the investments for the Fund and also its ability to determine appropriate allocations and relative weightings among the selected investments.

The Fund cannot guarantee that its investment objective will be achieved or that its strategies will be successful.

Cash Management

It is expected that the Fund’s assets will not be fully invested at all times. The Fund may maintain a portion of its assets in cash, deposit, call or current accounts or invest in short-term instruments, such as short-term debt instruments, money market funds, government securities, certificates of deposit, bankers’ acceptances or similar cash equivalents, until such time when suitable investment opportunities become available, to meet the expense needs of the Fund and/or to fund repurchases or for such other purposes as may be determined by the Investment Adviser.

Temporary Defensive Measures

During temporary defensive periods, the Fund may deviate from its investment policies and objective. During such periods, the Fund may invest up to 100% of its total assets in cash or cash equivalents, including short- or intermediate-term U.S. Treasury securities, as well as other short-term investments, including high quality, short-term debt securities. Under abnormal market conditions or for temporary defensive measures, the Fund may consider various actions, including reducing the distribution rate. There can be no assurance that such techniques will be successful. Accordingly, during such periods, the Fund may not achieve its investment objective.

No Restrictions on Investment Strategies

Unless otherwise specified, the investment policies and limitations of the Fund are not considered to be fundamental by the Fund and can be changed without a vote of the Shareholders. Certain investment restrictions specifically identified as such in the Statement of Additional Information (the “SAI”) are considered fundamental and may not be changed without approval by holders of a “majority of the outstanding voting securities” of the Fund. As defined in the Investment Company Act, when used with respect to particular units of the Fund, a “majority of the outstanding voting securities” means: (i) 67% or more of the Shares present at a meeting, if the holders of more than 50% of the Shares are present or represented by proxy; or (ii) more than 50% of the Shares, whichever is less.

The foregoing description represents a general summary of the Advisers’ current approach to the Fund’s portfolio construction. Over time, markets change and the Advisers will seek to capitalize on attractive opportunities wherever they might be. Depending on conditions and trends in securities markets and the economy generally, the Advisers may employ other non-principal strategies or techniques that it considers appropriate and in the best interest of the Fund.

USE OF LEVERAGE

The Fund is permitted to borrow money or issue debt securities in an amount up to 33 1/3% of its total assets in accordance with the Investment Company Act. The Fund may borrow money from banks or other lenders for temporary purposes in an amount not to exceed 5% of the Fund’s assets. Such temporary borrowings are not subject to the asset coverage requirements discussed above.

The Fund intends to enter into derivatives or other transactions that provide leverage (other than through borrowings), including options transactions, in compliance with Rule 18f-4 under the Investment Company Act. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users and requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements in respect of derivatives. The Fund has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Fund may engage in derivative transactions could also limit or prevent the Fund from using certain instruments. See “PRINCIPAL RISK FACTORS — GENERAL RISKS – BORROWING; USE OF LEVERAGE; DERIVATIVES RISK.”

Risk Factors [Table Text Block]

PRINCIPAL RISK FACTORS

All investments carry risks to some degree. The Fund’s investment strategy is designed to be achieved only if Shares are held for the entire Designated Period. The Fund cannot guarantee that its investment objective will be achieved or that its strategy of will be successful. An investment in the Fund involves substantial risks, including the risk that the entire amount invested may be lost. Various other types of risks are also associated with investments in the Fund. Below is a list of principal risks of investing in the Fund. Different risks may be more significant at different times, depending on market conditions.

GENERAL RISKS

NO Operating History. The Fund is a newly-organized closed-end management investment company that has no operating history and no public trading of its Shares. An investment in the Fund’s Shares should not constitute a complete investment program for any investor and involves a high degree of risk.

CLOSED-END FUND; LIMITED LIQUIDITY. The Fund has been organized as a diversified, closed-end management investment company and designed primarily for long-term investors. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares. Shares are considerably less liquid than shares of funds that trade on a stock exchange, or shares of open-end registered investment companies. At the discretion of the Board and provided that it is in the best interests of the Fund and Shareholders to do so, the Fund intends to provide a limited degree of liquidity to Shareholders by conducting tender offers at least annually every twelfth month after the Initial Closing. The Board may determine not to conduct a tender offer. There can be no assurance that the Fund will conduct tender offers in any particular period and Shareholders may be unable to tender Shares for repurchase for the life of the Fund.

Shareholders whose Shares are accepted for repurchase bear the risk that the Fund’s NAV may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase.

In considering whether to repurchase Shares during periods of financial market stress, the Board may offer to repurchase Shares at a discount to their prevailing NAV that appropriately reflects market conditions, subject to applicable law. Further, repurchases of Shares, if any, may be suspended, postponed or terminated by the Board under certain circumstances. See “TENDER/REPURCHASE PROCEDURES.” An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares. Also, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Shareholders unless called for under the provisions of the Investment Company Act.

RECENT MARKET CIRCUMSTANCES. The value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation/deflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets. U.S. or global markets may be adversely affected by uncertainties and events in the U.S. and around the world, such as major cybersecurity events, geopolitical events (including wars, terror attacks, natural disasters, spread of infectious disease (including epidemics or pandemics) or other public health emergencies), social unrest, political developments, and changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and developments in the laws and regulations in the U.S. and other countries, or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.

The Fund cannot predict the effects or likelihood of such events on the U.S. and global economies, the value of the Shares or the NAV of the Fund. The issuers of securities, including those held in the Fund’s portfolio, could be materially impacted by such events which may, in turn, negatively affect the value of such securities or such issuers’ ability to make interest payments or distributions to the Fund., These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

GOVERNMENT INTERVENTION IN FINANCIAL MARKETS. The instability in the financial markets in the recent past led the U.S. government and foreign governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases a lack of liquidity. Current and future market conditions could lead to further such actions. See “PRINCIPAL RISK FACTORS — RECENT MARKET CIRCUMSTANCES” above. U.S. federal and state governments and foreign governments, their regulatory agencies or self-regulatory organizations may take additional actions that affect the regulation of the securities in which the Fund invests, or the issuers of such securities, in ways that are unforeseeable and on an “emergency” basis with little or no notice with the consequence that some market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions will be suddenly and/or substantially eliminated or otherwise negatively implicated. Given the complexities of the global financial markets and the limited time frame within which governments have been able to take action, these interventions have sometimes been unclear in scope and application, resulting in confusion and uncertainty, which in itself has been materially detrimental to the efficient functioning of such markets as well as previously successful investment strategies. Decisions made by government policy makers could exacerbate any economic difficulties. Issuers might seek protection under the bankruptcy laws. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

FUND CAPITALIZATION RISK. There is a risk that the Fund may not raise capital sufficient to maintain profitability and meet its investment objective. An inability to raise sufficient capital may adversely affect the Fund’s diversification, financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements and tax diversification requirements. After completion of the initial Designated Period, the Fund could liquidate without Shareholder approval if it did not have sufficient capital after a subsequent Closing. The timing of such liquidation may not be favorable and could have negative tax consequences for Shareholders.

BORROWING; USE OF LEVERAGE. The use of leverage increases both risk of loss and profit potential. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third of the value of its total assets (including such indebtedness). The Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce the Fund’s asset coverage to less than the prescribed amount.

DERIVATIVE INSTRUMENTS. The Fund intends to use derivative instruments, principally options contracts. Transactions in derivative instruments present risks arising from the use of leverage (which increases the magnitude of losses), volatility, the possibility of default by a counterparty and illiquidity. Use of derivative instruments for hedging or speculative purposes by the Fund could present significant risks, including the risk of losses in excess of the amounts invested. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of leveraged derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Rule 18f-4 under the Investment Company Act relates to a registered investment company’s use of derivatives and related instruments. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users and requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements in respect of derivatives. The Fund has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. Rule 18f-4 requires the Fund to implement certain policies and procedures designed to manage its derivatives risk, dependent upon the Fund’s level of exposure to derivative instruments. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Fund may engage in derivative transactions could also limit or prevent the Fund from using certain instruments.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to debt securities held by the Fund (if any). Inflation creates uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors.

LEGAL, TAX AND REGULATORY. Legal, tax and regulatory changes could occur that may materially adversely affect the Fund. For example, the regulatory and tax environment for derivative instruments in which the Fund may participate is evolving, and changes in the regulation or taxation of derivative instruments may materially adversely affect the value of derivative instruments held by the Fund and the ability of the Fund to pursue its trading strategies.

Similarly, the regulatory environment for leveraged investors is evolving, and changes in the direct or indirect regulation of leveraged investors may materially adversely affect the ability of the Fund to pursue its investment objective or strategies.

The financial services industry generally has been the subject of increasing legislative and regulatory scrutiny. Such scrutiny may increase the Fund’s compliance, administrative and other related burdens and costs as well as regulatory oversight or involvement in the Fund’s business. There can be no assurances that the Fund will not in the future be subject to regulatory review. The effects of any regulatory changes or developments on the Fund may affect the manner in which it is managed and may be substantial and adverse.

The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) vests U.S. federal bank, securities and commodities regulators with significant and extensive rulemaking, supervisory and enforcement authority. The implementation of the Dodd-Frank Act requires the adoption of various regulations and the preparation of reports by various agencies over a period of time. It is unclear how these regulators will exercise these revised and expanded powers and whether they will undertake rulemaking, supervisory or enforcement actions that would adversely affect the Fund or investments made by the Fund. There can be no assurance that future regulatory actions authorized by the Dodd-Frank Act will not significantly reduce the profitability of the Fund. The implementation of the Dodd-Frank Act could adversely affect the Fund by increasing transaction and/or regulatory compliance costs.

NON-QUALIFICATION AS A RIC. If for any taxable year the Fund were to fail to qualify as a RIC under Subchapter M of Subtitle A, Chapter 1, of the Code, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions. To qualify as a RIC, the Fund must meet three numerical requirements each year regarding (i) the diversification of the assets it holds, (ii) the income it earns, and (iii) the amount of taxable income that it distributes to Shareholders. These requirements and certain additional tax risks associated with investments in the Fund are discussed in “TAXES” in this Memorandum.

TAX RISK. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. If the income is not qualifying income, the Fund could lose its own status as a RIC. Under the Code, certain types of options are required to be treated as if they were sold at the end of each year. Such treatment would cause the Fund to have taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. Depending upon the circumstances, some assets may need to be sold to fund the required distributions. This process of recognizing deemed income and selling assets to fund distributions may accelerate the time at which shareholders receive cash but may reduce the overall return on funds employed. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Fund does not believe that the positions held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market. In the event that a shareholder purchases Shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. In addition, all or a portion of a distribution to shareholders may be characterized as ordinary income, return of capital or capital gain when received by the shareholder. Such characterization will impact the tax consequences to the shareholder of the Defined Income and shareholders should understand the tax consequences of each characterization before investing in the Fund.

DEPENDENCE ON THE SUB-ADVISER. The Investment Adviser has delegated to the Sub-Adviser its discretion to make all investment decisions for the Fund and therefore the Sub-Adviser is responsible for the selection of, and allocation and reallocation of the Fund’s assets among, the Fund’s investments. The success of the Fund depends on the Sub-Adviser’s ability to select and construct an appropriate investment portfolio. The Sub-Adviser’s judgment may be incorrect, and subjective decisions made by the Sub-Adviser may cause the Fund to incur losses or to miss profit opportunities on which it could otherwise have capitalized. Any loss or turnover of the Sub-Adviser’s personnel responsible for making investment decisions may have a material adverse effect on the operations and performance of the Fund.

TEMPORARY DEFENSIVE STRATEGIES RISK. When the Advisers anticipate unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure and invest all or a portion of its assets in cash or cash equivalents or accept lower current income from short-term investments rather than investing in high yielding long-term securities. In such a case, Shareholders of the Fund may be adversely affected and the Fund may not pursue or achieve its investment objective.

CONFLICTS OF INTEREST RISK. The Advisers and the portfolio managers of the Fund have interests which may conflict with the interests of the Fund. In particular, the Advisers manage and/or advise other investment funds or accounts with the same or similar investment objectives and strategies as the Fund. As a result, the Advisers and the Fund’s portfolio managers may devote unequal time and attention to the management of the Fund and those other funds and accounts, and may not be able to formulate as complete a strategy or identify equally attractive investment opportunities as might be the case if they were to devote substantially more attention to the management of the Fund. The Advisers and the Fund’s portfolio managers may identify a limited investment opportunity that may be suitable for multiple funds and accounts, and the opportunity may be allocated among these several funds and accounts, which may limit the Fund’s ability to take full advantage of the investment opportunity. Additionally, transaction orders may be aggregated for multiple accounts for purpose of execution, which may cause the price or brokerage costs to be less favorable to the Fund than if similar transactions were not being executed concurrently for other accounts. Furthermore, it is theoretically possible that a portfolio manager could use the information obtained from managing a fund or account to the advantage of other funds or accounts under management, and also theoretically possible that actions could be taken (or not taken) to the detriment of the Fund. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and accounts. For example, a portfolio manager may determine that it would be in the interest of another account to sell a security that the Fund holds, potentially resulting in a decrease in the market value of the security held by the Fund. Additionally, if the Advisers acquire material non-public confidential information in connection with its business activities for other clients, a portfolio manager or other investment personnel may be restricted from purchasing securities or selling certain securities for the Fund or other clients.

The portfolio managers also may engage in cross trades between funds and accounts, may select brokers or dealers to execute securities transactions based in part on brokerage and research services provided to the Advisers which may not benefit all funds and accounts equally and may receive different amounts of financial or other benefits for managing different funds and accounts. The Advisers and their affiliates may provide more services to some types of funds and accounts than others.

The Investment Adviser and its affiliates, including the Sub-Adviser and Placement Agent, have engaged or may engage in one or more of the transactions described herein with one or more of its affiliates. None of the transactions among the Investment Adviser or any of its affiliates has been or will be negotiated or conducted on an arm’s-length basis. The interrelationships of these parties and the absence of arm’s-length dealings create potential conflicts of interest. The principal transactions with which the Investment Adviser engages with its affiliates are (a) engaging the Sub-Adviser; (b) engaging the Placement Agent; and (c) fees payable to the Investment Adviser and its affiliates, including the Sub-Adviser, have not been negotiated at arms’ length.

The Fund and Advisers have adopted policies and procedures that address the foregoing potential conflicts of interest, including policies and procedures to address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all accounts of the Advisers are treated equitably. There is no guarantee that the policies and procedures adopted by the Advisers and the Fund will be able to identify or mitigate the conflicts of interest that arise between the Fund and any other investment funds or accounts that the Advisers may manage or advise from time to time. For further information on potential conflicts of interest, see “CONFLICTS OF INTEREST.”

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Advisers seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

TECHNOLOGY RISK. As the use of Internet technology has become more prevalent, the Fund and its service providers and markets generally have become more susceptible to potential operational risks related to intentional and unintentional events that may cause the Fund or a service provider to lose proprietary information, suffer data corruption or lose operational capacity. There can be no guarantee that any risk management systems established by the Fund, its service providers, or issuers of the securities in which the Fund invests to reduce technology and cyber security risks will succeed, and the Fund cannot control such systems put in place by service providers, issuers or other third parties whose operations may affect the Fund.

CYBERSECURITY RISK. Cybersecurity refers to the combination of technologies, processes and procedures established to protect information technology systems and data from unauthorized access, attack or damage. The Fund and its affiliates and third-party service providers are subject to cybersecurity risks. Cyber incidents include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cyberattacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security risks have significantly increased in recent years and the Fund could suffer such losses in the future. Computer systems, software and networks may be vulnerable to unauthorized access, computer viruses or other malicious code and other events that could have a security impact. If one or more of such events occur, this potentially could jeopardize confidential and other information, including nonpublic personal information and sensitive business data, processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in the Fund’s operations or its respective affiliates and third-party service providers. This could result in significant losses, reputational damage, litigation, regulatory fines or penalties, or otherwise adversely affect the Fund’s business, financial condition or results of operations. Privacy and information security laws and regulation changes, and compliance with those changes, may result in cost increases due to system changes and the development of new administrative processes. In addition, the Fund may be required to expend significant additional resources to modify the Fund’s protective measures and to investigate and remediate vulnerabilities or other exposures arising from operational and security risks.

PRIVATE OFFERING EXEMPTION. This offering has not been registered under the 1933 Act, in reliance, in part, on the exemptive provisions of Section 4(a)(2) of the 1933 Act and Rule 506(c) of Regulation D promulgated thereunder. Pursuant to Rule 506(c) all investors in a Fund must be “accredited investors” as defined in Rule 501(a) of Regulation D, and the Fund, the Placement Agent or financial intermediaries (i.e., sub-placement agents) that enter into an agreement with the Placement Agent for the sale of Shares must take reasonable steps to verify that each prospective investor or existing Shareholder, as applicable, qualifies as an accredited investor at the time Shares are purchased. The Fund may utilize both the “safe harbor” verification provisions of Rule 506(c) and/or the “principle based methods of verification” under Rule 506(c)that allow for verification on grounds that are reasonable in the context of the particular facts and circumstances of each purchaser and transaction (“Principle Based Verification”). While the Fund intends to comply with Rule 506(c) at all times, it may be difficult for the Fund to ensure full compliance as SEC guidance on compliance with the applicable verification methodologies evolves and regulatory actions in this area increase over time. Failure of the Fund to comply with Rule 506(c) or any other securities rules or regulations applicable to the offering of Shares could result in regulatory enforcement actions and/or monetary claims against the Fund that could affect the ability of the Fund to operate and cause losses to the Fund and its Shareholders.

INVESTMENT-RELATED RISKS

INVESTMENT AND MARKET RISK. An investment in the Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Accordingly, an investment in the Fund’s Shares is subject to investment risk, including the possible loss of the entire amount that you invest. Your Shares at any point in time may be worth less than your original investment.

GENERAL ECONOMIC AND MARKET CONDITIONS. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

VOLATILITY RISK. Volatility is the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. The Fund may invest in securities or financial instruments that exhibit more volatility than the market as a whole. Such exposures could cause the Fund’s net asset value to experience significant increases or declines in value over short periods of time. Volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

HIGHLY VOLATILE MARKETS. Price movements of options contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The prices of commodities contracts and all derivative instruments, including options, can be highly volatile. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly options markets. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. The Fund is also subject to the risk of the failure of any exchanges on which their positions trade or of the clearinghouses for those exchanges.

COUNTERPARTY RISK. Many of the markets in which the Fund effects its transactions are “over the counter” or “inter-dealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. To the extent the Fund invests in derivative or synthetic instruments, or other over the counter transactions, on these markets, the Fund is assuming a credit risk with regard to parties with whom it trades and may also bear the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking to market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. The Fund is not restricted from dealing with any particular counterparty or from concentrating any or all of their transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

VALUATION RISK. Unlike publicly traded common stock, which trades on national exchanges, there is no central place or exchange for shares or interests in some of the Fund’s investments to trade. Similarly, investments held by the Fund may also not be traded on an exchange or central marketplace. Due to the lack of centralized information and trading, the valuation of such investments may carry more risk than that of common stock. Uncertainties in the conditions of the financial and other markets, incomplete or unreliable reference data, human error, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when an instrument is sold in the market, the amount received by the Fund is less than the value of such instruments carried on such fund’s books.

The Fund may value its investments at fair value. In general, fair value represents a good faith approximation of the current value of an asset. Shareholders should recognize that fair value pricing involve various judgments and consideration of factors that may be subjective and inexact. As a result, there can be no assurance that fair value priced assets will not result in future adjustments to the prices of securities or other assets, or that fair value pricing will reflect a price that the Fund is able to obtain upon sale. It is also possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. For example, the Fund’s NAV could be adversely affected if the Fund’s determinations regarding the fair value of the Fund’s investments were materially higher than the values that the Fund ultimately realizes upon the disposal of such investments. In addition, valuation for illiquid assets may require more research than for more liquid investments and elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available.

The Fund’s NAV is a critical component in several operational matters including computation of advisory and services fees and determination of the price at which the Shares will be offered and at which the Shares will be repurchased. Consequently, variance in the valuation of the Fund’s investments will impact, positively or negatively, the fees and expenses shareholders will pay, the price a shareholder will receive in connection with a tender offer and the number of shares an investor will receive upon investing in the Fund. The Fund may need to liquidate certain investments, including illiquid investments, in order to repurchase Shares in connection with a tender offer. A subsequent decrease in the valuation of the Fund’s investments after a tender offer could potentially disadvantage remaining shareholders to the benefit of shareholders whose Shares were accepted for repurchase. Alternatively, a subsequent increase in the valuation of the Fund’s investments could potentially disadvantage shareholders whose Shares were accepted for repurchase to the benefit of remaining shareholders. Similarly, a subsequent decrease in the valuation of the Fund’s investments after a subscription could potentially disadvantage subscribing investors to the benefit of pre-existing shareholders, and a subsequent increase in the valuation of the Fund’s investments after a subscription could potentially disadvantage pre-existing shareholders to the benefit of subscribing investors. In no event is the Placement Agent responsible or liable for any errors or inaccuracies with the Fund’s NAV in connection with its distribution of the Fund’s Shares or in connection with any other purpose. The Placement Agent has no duty to calculate the NAV of Fund Shares or to inquire into the accuracy of the NAV per Share (including a class thereof) as calculated by or for the Fund.

U.S. GOVERNMENT SECURITIES. Some obligations issued or guaranteed by U.S. government agencies, instrumentalities or U.S. government sponsored enterprises (“GSEs”), including, for example, pass-through certificates issued by Ginnie Mae, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies or GSEs, such as securities issued by Fannie Mae or Freddie Mac, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency or GSE, while other obligations issued by or guaranteed by federal agencies or GSEs, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. The Put maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

STRATEGY RISKS

EQUITY SECURITIES RISK. The Fund invests in equity securities, including common stocks. Common stock represents an equity ownership interest in issuers. Holders of common stock are entitled to the income and increase in the value of the assets and business of the issuers after all debt obligations and obligations to preferred stockholders are satisfied. The value of the Fund’s shares will fluctuate with changes in the value of the equity securities in which it invests. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer, such as an unfavorable earnings report, or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting the issuers occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market. Additionally, holders of an issuer’s common stock may be subject to greater risks than holders of its preferred stock and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of an issuer.

DIVIDENDS RISK. The Fund invests in dividend-paying securities. The Fund’s investment in dividend-paying securities could cause the Fund to underperform similar funds that invest without consideration of an issuer’s track record of paying dividends. Companies that issue dividend-yielding securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future especially if the companies are facing an economic downturn, which could negatively affect the Fund’s performance.

LARGE CAPITALIZATION COMPANIES RISK. The Fund invests in the securities of large capitalization companies. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

SECTOR AND INDEX RISK. As of June 30, 2024 a significant portion of the Reference Index is comprised of companies in the information technology sector, although this may change from time to time. The Fund will not be concentrated in a particular industry or group of industries within these sectors. To the extent that the Fund invests a significant percentage of its assets in a sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified. There may be instances in which the Reference Index, for a variety of reasons including changes in the prices of individual securities held by the Reference Index, has a larger exposure to a small number of stocks or a single stock relative to the rest of the stocks in the Reference Index. Under such circumstances, the Fund will not deviate from the Reference Index except in rare circumstances or in an immaterial way and therefore the Fund’s returns would be more greatly influenced by the returns of the stock(s) with the larger exposure.

Information Technology Sector Risk. The information technology sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

TRANSACTIONS IN FLEXIBLE EXCHANGE OPTIONS. The Fund intends to trade Flexible Exchange® Options (“FLEX Options”). FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund’s counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only clearing members of OCC can participate directly in transactions with the OCC, the Fund will hold its FLEX Options through accounts at one or more clearing members of OCC. Although such clearing members guarantee performance of their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, which further acts to protect a clearing member’s customers from the default of the clearing member. However, there is still a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default. If a clearing member with whom the Fund transacts defaults, the OCC may transfer customer accounts to another clearing member. The OCC may also close out positions and convert deposits of the defaulting clearing member to cash. As a result of this process, the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the defaulting clearing member’s customers for the Fund. Therefore, the Fund could experience significant losses in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the returns of the Fund.

FLEX OPTIONS VALUATION RISK. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The FLEX Options are also subject to correlation risk, meaning the value of the FLEX Options does not increase or decrease at the same rate as the underlying index (although they generally move in the same direction) or underlying securities. The value of a FLEX Option prior to its expiration date may vary because of factors other than the value of the underlying index or underlying securities, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and the underlying index or underlying securities, and the remaining time to expiration. FLEX Option prices may also be highly volatile and may fluctuate substantially during a short period of time. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Investment Adviser and the Sub-Adviser may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the determination of the Fund’s NAV.

COMPOUNDING RISK. The Fund’s returns are subject to the effects of compounding, which generally will cause the Fund’s performance to not correlate to the performance of the Reference Index or the performance of the Reference Stock Basket over the Designated Period. Depending on market conditions, compounding may lead the Fund to underperform relative to the performance of the Reference Index or Reference Stock Basket. Compounded returns are the result of reinvesting returns from select Reference Stocks each overlayed with a position in a short-term call option (for example, weekly returns) linked to that Reference Stock over periods greater than the period in which the returns were generated. Therefore, the Fund’s compounded returns over a period longer than the short-term call options will be different than the performance of the Reference Index or the performance of the Reference Stock Basket over the same period. The impact from compounding may be greater for investors who hold Shares after the end of a Designated Period or through multiple Designated Periods. There is the potential for increased Fund underperformance relative to the Reference Index over such time periods.

The effects of compounding on the performance of the Fund will be more pronounced when the Reference Stocks held by the Fund experience increased volatility. In general, during periods of higher volatility of the Reference Stocks, compounding can cause the Fund’s longer-term results to be significantly less than the return of the Reference Index or the return of the Reference Stock Basket.

Compounding affects the performance of all investments over time, but has a more significant effect on a product such as the Fund that utilizes an investment strategy that includes a short call option overlay because the call option overlay leads to lesser participation in the positive periodic returns of the Reference Stock but full participation in the negative periodic returns to the extent not mitigated by the Downside Hedge, which are then compounded over time.

CORRELATION RISK. A number of factors may affect the Fund’s ability to achieve a high degree of correlation between the Fund’s Reference Stock Basket and the Reference Index, including the difference in returns between the Reference Stock Basket and the Reference Index due to compounding. The Fund will forgo potential capital appreciation on the portion of each stock in the Reference Index in which the Fund sells call options as it seeks to generate the Defined Income. Failure to achieve a high degree of correlation may prevent the Fund from achieving a similar amount of potential capital appreciation as the Reference Index. The failure to achieve a high degree of correlation may also prevent the Fund from achieving sufficient benefits from the long-dated put option on the Reference Index. The Fund does not seek to achieve any specific level of total return performance compared to the total return performance of the Reference Index.

OPTIONS RISK. An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or currency. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. As a seller (writer) of a put option, the seller will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the seller will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the buyer risks losing the entire premium invested in the option if the buyer does not exercise the option. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. There may be times the Fund needs to sell securities in order to settle an option position, which could result in the distribution of premium from that option position being classified as a return of capital and make the Fund less tax-efficient. Options may also involve the use of leverage, which could result in greater price volatility than other securities.

COVERED CALL STRATEGY RISK. The writer of a covered call option forgoes any profit from increases in the market value of the underlying security covering the call option above the sum of the premium and the strike price of the call but retains the risk of loss if the underlying security declines in value. The Fund will have no control over the exercise of the option by the option holder and may lose the benefit from any capital appreciation on the underlying security. A number of factors may influence the option holder’s decision to exercise the option, including the value of the underlying security, price volatility, dividend yield and interest rates. To the extent that these factors increase the value of the call option, the option holder is more likely to exercise the option, which may negatively affect the Fund. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option position through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets which may prohibit the Fund from writing options at times the portfolio managers deem advisable.

DOWNSIDE HEDGE RISK. The Fund will purchase a long-dated option on the Reference Index at the beginning of each Designated Period as a hedge against long-term decline in the market value of the securities in the Reference Stock Basket. The Downside Hedge is intended to be fully achieved at the end of the specified Designated Period. Therefore, Shares tendered for repurchase made prior to the end of a specified Designated Period will not receive the full benefit from the put’s downside hedge against declines in the long-term market value of the Reference Stock Basket. The Fund does not seek to provide a specific level of protection. There is no guarantee that the attempt to limit losses to the Fund will be successful.

BOX SPREAD RISK. If one or more of the individual option positions that comprise a Box Spread are modified or closed separately prior to the option contract’s expiration, then the Box Spread may no longer effectively eliminate risk tied to underlying reference asset’s price movement. Furthermore, the Box Spread’s value is derived in the market and is in part based on the time until the options comprising the Box Spread expire and the prevailing market interest rates. If the Fund sells a Box Spread prior to its expiration, then the Fund may incur a loss. The Fund’s ability to utilize Box Spreads effectively is dependent on the availability and willingness of other market participants to purchase Box Spreads from the Fund at competitive prices.

PORTFOLIO TURNOVER RISK. The Fund has an investment strategy that may frequently involve buying and selling portfolio securities. High portfolio turnover may result in the Fund paying higher levels of transaction costs, including brokerage commissions, dealer mark-ups and other costs and may generate greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than expected.

FUND DISTRIBUTION RISK. The Fund’s strategy seeks to provide investors with a target net income of approximately 12% on an annual basis. The Fund currently expects to make distributions on a monthly basis. While the Fund will normally pay its income as distributions, the Fund's distributions may exceed the Fund's income and gains for the Fund's taxable year. Under abnormal market conditions or for temporary defensive measures, the Fund may consider various actions, including reducing the distribution rate. Additionally, there may be times the Fund needs to sell securities when it would not otherwise do so in order to settle an option position, which could result in the distribution of premium from that option position being classified as a return of capital. This occurs because while the distribution consisted of the premium received from the sale of the call option, the Fund later sold securities to generate proceeds to settle that call option. Distributions in excess of the Fund's current and accumulated earnings and profits will be treated as a return of capital. Distributions in excess of the Fund's minimum distribution requirements, but not in excess of the Fund's earnings and profits, will be taxable to Shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the Shareholder's cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Shareholder's cost basis is reduced to zero, further distributions will be treated as capital gain, if the Shareholder holds shares of the Fund as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because the Fund's distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period.

The Fund’s investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders are subject to federal income tax at rates of up to 20%. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of distributions received by Shareholders may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy.

See “PRINCIPAL RISK FACTORS — GENERAL RISKS – BORROWING; USE OF LEVERAGE; CLOSED-END FUND; LIMITED LIQUIDITY.”

* * *

LIMITS OF RISK DISCLOSURES. The above discussions relate to the various principal risks associated with the Fund, its investments and Shares, and are not intended to be a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Memorandum and consult with their own advisers before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this Memorandum.

In view of the risks noted above, the Fund should be considered a speculative investment and prospective investors should invest in the Fund only if they can sustain a complete loss of their investment.

No guarantee or representation is made that the investment program of the Fund will be successful or that the Fund will achieve its investment objective.

No Public Trading [Text Block]	The Fund is a newly-organized closed-end management investment company that has no operating history and no public trading of its Shares.
No Trading History [Text Block]	The Fund has no operating history and the Shares have no history of public trading.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF SHARES

The Fund is authorized to offer two separate classes of Shares designated as Class A Shares and Class I Shares. While the Fund presently intends to offer two classes of Shares, it may offer other classes of Shares as well in the future. From time to time, the Board may create and offer additional classes of Shares, or may vary the characteristics of Class A Shares and Class I Shares described herein, including without limitation, in the following respects: (1) the amount of fees permitted by a distribution and/or service plan as to such class; (2) voting rights with respect to a distribution and/or service plan as to such class; (3) different class designations; (4) the impact of any class expenses directly attributable to a particular Class of Shares; (5) differences in any dividends and NAVs resulting from differences in fees under a distribution and/or service plan or in class expenses; (6) any sales load structure; and (7) any conversion features, as permitted under the Investment Company Act. The amount of fees permitted by a distribution and/or service plan or voting rights with respect to such plan may not be changed for Class A Shares and Class I Shares without a vote of shareholder of the relevant class. The Fund’s tender offers will be made to all of its classes of Shares at the same time, in the same proportional amounts and on the same terms, except for differences in NAVs resulting from differences in fees under a distribution and/or service plan or in class expenses. See “VOTING”; “TENDER OFFERS; REPURCHASES”; ”DISTRIBUTION POLICY.”

INVESTOR QUALIFICATIONS

Each prospective investor in the Fund will be required to certify that it is an “accredited investor” within the meaning of Rule 501 of Regulation D under the 1933 Act. The criteria for qualifying as an “accredited investor” are set forth in the investor application that must be completed by each prospective investor. Investors who meet such qualifications are referred to in this Memorandum as “Eligible Investors.” Existing Shareholders who request to purchase additional Shares will be required to qualify as “Eligible Investors”.

Further, because Shares are being offered pursuant to Rule 506(c) the Fund, the Placement Agent or financial intermediaries (i.e., sub-placement agents) that enter into an agreement with the Placement Agent for the sale of Shares are required to take “reasonable steps to verify” that all purchasers of Shares qualify as accredited investors at the time such Shares are purchased. To meet this requirement, individual investors (i.e., natural persons) purchasing Shares will generally be required to deliver information sufficient for the Fund to verify such investor’s accredited status.

Rule 506(c) provides for both “safe harbor” verification and Principle Based Verification of accredited investor status. The SEC has and continues to issue guidance with respect to Principle Based Verification and the adequacy of particular verification procedures. Nonetheless, the Fund’s use of Principle Based Verification involves more risk than if the Fund were to solely use the “safe harbor” verification provisions. See the section entitled “GENERAL RISKS - Private Offering Exemption” for additional information.

An investment in the Fund involves a considerable amount of risk. An investor may lose some or all of its investment in the Fund. Before making an investment decision, a prospective Investor should (i) consider the suitability of this investment with respect to the Investor’s investment objectives and personal situation and (ii) consider factors such as the Investor’s personal net worth, income, age, risk tolerance and liquidity needs. The Fund is a highly illiquid investment. Investors have no right to require the Fund to redeem their Shares of the Fund.

PURCHASING SHARES

The minimum initial investment in Class A Shares by any investor is $25,000 and the minimum initial investment in Class I Shares by any investor is $25,000. The minimum additional investment in the Fund by any Shareholder is $25,000. The Shares were initially issued at $25.00 per share. Thereafter the purchase price for each Class of Shares is based on the NAV per Share of that Class as of the date such Shares are purchased.

Class A Shares are subject to a 2.00% initial sales charge. Class I Shares are not subject to any initial sales charge.

The initial closing date for subscriptions Shares currently is anticipated to be in October 2024, but may occur on such later date as the Investment Adviser may determine in its sole discretion (the “Initial Closing”). The Fund's Shares will be offered at an initial price of $25.00 per Share. Thereafter, the Shares will be offered once every three years to coincide with the start of a new Designated Period. Shares will generally be offered once at the beginning of each Designated Period, generally on a Friday (other than the 3rd Friday of the month) or such other times and/or more or less frequently as may be determined by the Board in its sole discretion. Once a prospective investor’s purchase order is received, a confirmation is sent to the investor. Potential investors should send funds by wire transfer pursuant to instructions provided to them by the Fund. Purchases are generally subject to the receipt of cleared funds on or prior to the acceptance date set by the Fund and notified to prospective investors. Pending any closing, funds received from prospective investors will be placed in an interest-bearing escrow account with the Fund’s Custodian in accordance with Rule 15c2-4 under the Securities Act of 1934, as amended (the “Exchange Act”). On the date of any closing, the balance in the escrow account with respect to each investor whose investment is accepted will be invested in the Fund on behalf of such investor. Any interest earned on escrowed amounts will be credited to the Fund for the benefit of all Shareholders. A prospective investor will not become an investor of the Fund, and has no rights (including, without limitation, any voting or redemption rights, or any rights with respect to standing), until the relevant closing date.

Except as otherwise permitted by the Board, initial and subsequent purchases of Shares will be payable in cash. Orders will be priced at the appropriate price next computed after the order is received by the Administrator. The Fund reserves the right, in its sole discretion, to accept or reject any subscription to purchase Shares in the Fund at any time.

Pending any offering, funds received from prospective investors will be placed in an escrow account with the Fund’s Custodian. On the date of any closing, the balance in the escrow account with respect to each investor whose investment is accepted will be invested in the Fund on behalf of such investor. A prospective investor will be required to complete a subscription agreement (the “Subscription Agreement”) certifying that the Shares being purchased are being acquired by an Eligible Investor. In general, an investment will be accepted if the investor meets the Fund’s eligibility requirement and a completed investor application and funds are received in good order on or prior to the Acceptance Date set by the Fund. The Fund reserves the right to reject, in its sole discretion, any request to purchase Shares in the Fund at any time. For any investor whose investment is not accepted, the balance in the escrow account with respect to such investor will be returned to the investor. Any interest earned with respect to escrow accounts will be paid to the Fund.

Security Dividends [Text Block]

DISTRIBUTION POLICY

The Fund intends to make monthly distributions to its shareholders equal to 12% annually of the Fund’s NAV per Share (the “Distribution Policy”). This predetermined dividend rate may be modified by the Board from time to time and increased to the extent of the Fund’s investment company taxable income that it is required to distribute in order to maintain its status as a RIC.

If, for any distribution, available cash is less than the amount of this predetermined dividend rate, then assets of the Fund will be sold, and such disposition may generate additional taxable income. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income (if any) undistributed during the year, as well as the net capital gain realized during the year. If the total distributions made in any calendar year exceed investment company taxable income, net tax-exempt interest income (if any) and net capital gains, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Payments in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in each Share. After such adjusted tax basis is reduced to zero, the payment would constitute capital gain (assuming the Shares are held as capital assets). This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. The expected sources of the distribution are from premiums collected from the sale of short-term call options and dividend income from the Reference Stocks. The distribution policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain.

The dividend distribution described above may result in the payment of approximately the same amount or percentage to the Fund’s shareholders each period. Section 19(a) of the Investment Company Act and Rule 19a-1 thereunder require the Fund to provide a written statement accompanying any such payment that adequately discloses its source or sources. Thus, if the source of the dividend or other distribution were the original capital contribution of the shareholder, and the payment amounted to a return of capital, the Fund would be required to provide written disclosure to that effect. As required under the Investment Company Act, the Fund will provide a notice to shareholders at the time of a payment or distribution when such does not consist solely of net income. Additionally, each payment will be accompanied by a written statement which discloses the source or sources of each payment. The Internal Revenue Service (the “IRS”) requires you to report these amounts, excluding returns of capital, (such amounts will be reported by the Fund to shareholders on IRS Form 1099) on your income tax return for the year declared. The Fund will provide disclosures, with each payment, that estimates the percentages of the current and year-to-date payments that represent (1) net investment income, (2) capital gains and (3) return of capital. At the end of the year, the Fund may be required under applicable law to re-characterize payments made previously during that year among (1) ordinary income, (2) capital gains and (3) return of capital for tax purposes. Nevertheless, persons who periodically receive the payments may be under the impression that they are receiving net profits when they are not. Shareholders should read any written disclosure provided pursuant to Section 19(a) and Rule 19a-1 carefully and should not assume that the source of any payment from the Fund is net profit.

The Board reserves the right to change the Distribution Policy from time to time.

Security Voting Rights [Text Block]

VOTING

Each Shareholder will have the right to cast a number of votes, based on the number of such Shareholder’s Shares, at any meeting of Shareholders called by the Board. Except for the exercise of such voting privileges, Shareholders will not be entitled to participate in the management or control of the Fund’s business and may not act for or bind the Fund.

Security Liquidation Rights [Text Block]

TERM, DISSOLUTION AND LIQUIDATION

The Fund may be dissolved upon approval of a majority of the Trustees. Upon the liquidation of the Fund, its assets will be distributed first to satisfy (whether by payment or the making of a reasonable provision for payment) the debts, liabilities and obligations of the Fund, including actual or anticipated liquidation expenses, other than debts, liabilities or obligations to Shareholders, and then to the Shareholders proportionately in accordance with the amount of Shares that they own. Assets may be distributed in-kind on a proportionate basis if the Board or liquidator determines that the distribution of assets in-kind would be in the interests of the Shareholders in facilitating an orderly liquidation.

Security Preemptive and Other Rights [Text Block]

SHAREHOLDER RIGHTS

Except for actions under the U.S. federal securities laws, the By-Laws (“By-Laws”) provide that by virtue of becoming a Shareholder, each Shareholder (i) irrevocably agrees that any claims, suits, actions or proceedings arising out of or relating in any way to the Trust, the Declaration of Trust or the By-Laws or asserting a claim governed by the internal affairs (or similar) doctrine, be exclusively brought in the Court of Chancery of the State of Delaware or, if such court does not have subject matter jurisdiction thereof, any other court in the State of Delaware with subject matter jurisdiction, (ii) irrevocably submits to the exclusive jurisdiction of such courts in connection with any such claim, suit, action or proceeding, (iii) irrevocably agrees not to, and waives any right to, assert in any such claim, suit, action or proceeding that (A) it is not personally subject to the jurisdiction of such courts or any other court to which proceedings in such courts may be appealed, (B) such claim, suit, action or proceeding is brought in an inconvenient forum, or (C) the venue of such claim, suit, action or proceeding is improper, (iv) expressly waives any requirement for the posting of a bond by a party bringing such claim, suit, action or proceeding, (v) consents to process being served in any such claim, suit, action or proceeding by mailing, certified mail, return receipt requested, a copy thereof to such party at the address in effect for notices hereunder, and agrees that such service shall constitute good and sufficient service of process and notice thereof; provided, nothing in clause (v) hereof shall affect or limit any right to serve process in any other manner permitted by law, and (vi) irrevocably waives any and all right to trial by jury in any such claim, suit, action or proceeding.

The designation of exclusive jurisdictions may make it more expensive for a Shareholder to bring a suit than if the Shareholder were permitted to select another jurisdiction. Also, the designation of exclusive jurisdictions and the waiver of jury trials limit a Shareholder’s ability to litigate a claim in the jurisdiction and in a manner that may be more convenient and favorable to the Shareholder.

Security Obligations of Ownership [Text Block]

TRANSFERS OF SHARES

There is no public market for the Shares and none is expected to develop. The Fund does not list its Shares on a stock exchange or similar market. Shares are transferable only in limited circumstances as described below, and liquidity for investments in Shares may be provided only through the tender offers described above. If a shareholder attempts to transfer Shares in violation of the Fund’s transfer restrictions, the transfer will not be permitted and will be void. An investment in the Fund is therefore suitable only for investors that can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

No person shall become a substituted Shareholder of the Fund without the consent of the Fund, which consent may be withheld in its sole discretion. Shares held by Shareholders may be transferred only: (i) by operation of law in connection with the death, divorce, bankruptcy, insolvency, or adjudicated incompetence of the Shareholder; or (ii) under other limited circumstances, with the consent of the Board (which may be withheld in its sole discretion and is expected to be granted, if at all, only under extenuating circumstances).

Notice to the Fund of any proposed transfer must include evidence satisfactory to the Board that the proposed transferee, at the time of transfer, meets any requirements imposed by the Fund with respect to investor eligibility and suitability. See “INVESTOR QUALIFICATIONS.” Notice of a proposed transfer of a Share must also be accompanied by a properly completed investor application in respect of the proposed transferee. In connection with any request to transfer Shares, the Fund may require the Shareholder requesting the transfer to obtain, at the Shareholder’s expense, an opinion of counsel selected by the Fund as to such matters as the Fund may reasonably request. The Board generally will not consent to a transfer of Shares by a Shareholder (i) unless such transfer is to a single transferee, or (ii) if, after the transfer of the Shares, the balance of the account of each of the transferee and transferor is less than $25,000. Each transferring Shareholder and transferee may be charged reasonable expenses, including, but not limited to, attorneys’ and accountants’ fees, incurred by the Fund in connection with the transfer.

Any transferee acquiring Shares by operation of law in connection with the death, divorce, bankruptcy, insolvency, or adjudicated incompetence of the Shareholder, will be entitled to the distributions allocable to the Shares so acquired, to transfer the Shares in accordance with the terms of the Agreement and Declaration of Trust and to tender the Shares for repurchase by the Fund, but will not be entitled to the other rights of a Shareholder unless and until the transferee becomes a substituted Shareholder as specified in the Agreement and Declaration of Trust. If a Shareholder transfers Shares with the approval of the Board, the Fund shall as promptly as practicable take all necessary actions so that each transferee or successor to whom the Shares are transferred is admitted to the Fund as a Shareholder.

By subscribing for Shares, each Shareholder agrees to indemnify and hold harmless the Fund, the Board, the Investment Manager, and each other Shareholder, and any affiliate of the foregoing against all losses, claims, damages, liabilities, costs, and expenses (including legal or other expenses incurred in investigating or defending against any losses, claims, damages, liabilities, costs, and expenses or any judgments, fines, and amounts paid in settlement), joint or several, to which such persons may become subject by reason of or arising from any transfer made by that Shareholder in violation of the Agreement and Declaration of Trust or any misrepresentation made by that Shareholder in connection with any such transfer.

Outstanding Securities [Table Text Block]	OUTSTANDING SECURITIES There were no outstanding securities as of the date of the Memorandum.
No Operating History [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

NO Operating History. The Fund is a newly-organized closed-end management investment company that has no operating history and no public trading of its Shares. An investment in the Fund’s Shares should not constitute a complete investment program for any investor and involves a high degree of risk.

Closed End Fund Limited Liquidity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CLOSED-END FUND; LIMITED LIQUIDITY. The Fund has been organized as a diversified, closed-end management investment company and designed primarily for long-term investors. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares. Shares are considerably less liquid than shares of funds that trade on a stock exchange, or shares of open-end registered investment companies. At the discretion of the Board and provided that it is in the best interests of the Fund and Shareholders to do so, the Fund intends to provide a limited degree of liquidity to Shareholders by conducting tender offers at least annually every twelfth month after the Initial Closing. The Board may determine not to conduct a tender offer. There can be no assurance that the Fund will conduct tender offers in any particular period and Shareholders may be unable to tender Shares for repurchase for the life of the Fund.

Shareholders whose Shares are accepted for repurchase bear the risk that the Fund’s NAV may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase.

In considering whether to repurchase Shares during periods of financial market stress, the Board may offer to repurchase Shares at a discount to their prevailing NAV that appropriately reflects market conditions, subject to applicable law. Further, repurchases of Shares, if any, may be suspended, postponed or terminated by the Board under certain circumstances. See “TENDER/REPURCHASE PROCEDURES.” An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares. Also, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Shareholders unless called for under the provisions of the Investment Company Act.

Recent Market Circumstances [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RECENT MARKET CIRCUMSTANCES. The value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation/deflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets. U.S. or global markets may be adversely affected by uncertainties and events in the U.S. and around the world, such as major cybersecurity events, geopolitical events (including wars, terror attacks, natural disasters, spread of infectious disease (including epidemics or pandemics) or other public health emergencies), social unrest, political developments, and changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and developments in the laws and regulations in the U.S. and other countries, or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.

The Fund cannot predict the effects or likelihood of such events on the U.S. and global economies, the value of the Shares or the NAV of the Fund. The issuers of securities, including those held in the Fund’s portfolio, could be materially impacted by such events which may, in turn, negatively affect the value of such securities or such issuers’ ability to make interest payments or distributions to the Fund., These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

Government Intervention In Financial Markets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

GOVERNMENT INTERVENTION IN FINANCIAL MARKETS. The instability in the financial markets in the recent past led the U.S. government and foreign governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases a lack of liquidity. Current and future market conditions could lead to further such actions. See “PRINCIPAL RISK FACTORS — RECENT MARKET CIRCUMSTANCES” above. U.S. federal and state governments and foreign governments, their regulatory agencies or self-regulatory organizations may take additional actions that affect the regulation of the securities in which the Fund invests, or the issuers of such securities, in ways that are unforeseeable and on an “emergency” basis with little or no notice with the consequence that some market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions will be suddenly and/or substantially eliminated or otherwise negatively implicated. Given the complexities of the global financial markets and the limited time frame within which governments have been able to take action, these interventions have sometimes been unclear in scope and application, resulting in confusion and uncertainty, which in itself has been materially detrimental to the efficient functioning of such markets as well as previously successful investment strategies. Decisions made by government policy makers could exacerbate any economic difficulties. Issuers might seek protection under the bankruptcy laws. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Fund Capitalization Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

FUND CAPITALIZATION RISK. There is a risk that the Fund may not raise capital sufficient to maintain profitability and meet its investment objective. An inability to raise sufficient capital may adversely affect the Fund’s diversification, financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements and tax diversification requirements. After completion of the initial Designated Period, the Fund could liquidate without Shareholder approval if it did not have sufficient capital after a subsequent Closing. The timing of such liquidation may not be favorable and could have negative tax consequences for Shareholders.

Borrowing Use Of Leverage [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

BORROWING; USE OF LEVERAGE. The use of leverage increases both risk of loss and profit potential. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third of the value of its total assets (including such indebtedness). The Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce the Fund’s asset coverage to less than the prescribed amount.

Derivative Instruments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DERIVATIVE INSTRUMENTS. The Fund intends to use derivative instruments, principally options contracts. Transactions in derivative instruments present risks arising from the use of leverage (which increases the magnitude of losses), volatility, the possibility of default by a counterparty and illiquidity. Use of derivative instruments for hedging or speculative purposes by the Fund could present significant risks, including the risk of losses in excess of the amounts invested. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of leveraged derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Rule 18f-4 under the Investment Company Act relates to a registered investment company’s use of derivatives and related instruments. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users and requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements in respect of derivatives. The Fund has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. Rule 18f-4 requires the Fund to implement certain policies and procedures designed to manage its derivatives risk, dependent upon the Fund’s level of exposure to derivative instruments. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Fund may engage in derivative transactions could also limit or prevent the Fund from using certain instruments.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to debt securities held by the Fund (if any). Inflation creates uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors.

Legal Tax And Regulatory [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LEGAL, TAX AND REGULATORY. Legal, tax and regulatory changes could occur that may materially adversely affect the Fund. For example, the regulatory and tax environment for derivative instruments in which the Fund may participate is evolving, and changes in the regulation or taxation of derivative instruments may materially adversely affect the value of derivative instruments held by the Fund and the ability of the Fund to pursue its trading strategies.

Similarly, the regulatory environment for leveraged investors is evolving, and changes in the direct or indirect regulation of leveraged investors may materially adversely affect the ability of the Fund to pursue its investment objective or strategies.

The financial services industry generally has been the subject of increasing legislative and regulatory scrutiny. Such scrutiny may increase the Fund’s compliance, administrative and other related burdens and costs as well as regulatory oversight or involvement in the Fund’s business. There can be no assurances that the Fund will not in the future be subject to regulatory review. The effects of any regulatory changes or developments on the Fund may affect the manner in which it is managed and may be substantial and adverse.

The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) vests U.S. federal bank, securities and commodities regulators with significant and extensive rulemaking, supervisory and enforcement authority. The implementation of the Dodd-Frank Act requires the adoption of various regulations and the preparation of reports by various agencies over a period of time. It is unclear how these regulators will exercise these revised and expanded powers and whether they will undertake rulemaking, supervisory or enforcement actions that would adversely affect the Fund or investments made by the Fund. There can be no assurance that future regulatory actions authorized by the Dodd-Frank Act will not significantly reduce the profitability of the Fund. The implementation of the Dodd-Frank Act could adversely affect the Fund by increasing transaction and/or regulatory compliance costs.

Non Qualification As Ric [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

NON-QUALIFICATION AS A RIC. If for any taxable year the Fund were to fail to qualify as a RIC under Subchapter M of Subtitle A, Chapter 1, of the Code, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions. To qualify as a RIC, the Fund must meet three numerical requirements each year regarding (i) the diversification of the assets it holds, (ii) the income it earns, and (iii) the amount of taxable income that it distributes to Shareholders. These requirements and certain additional tax risks associated with investments in the Fund are discussed in “TAXES” in this Memorandum.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

TAX RISK. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. If the income is not qualifying income, the Fund could lose its own status as a RIC. Under the Code, certain types of options are required to be treated as if they were sold at the end of each year. Such treatment would cause the Fund to have taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. Depending upon the circumstances, some assets may need to be sold to fund the required distributions. This process of recognizing deemed income and selling assets to fund distributions may accelerate the time at which shareholders receive cash but may reduce the overall return on funds employed. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Fund does not believe that the positions held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market. In the event that a shareholder purchases Shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. In addition, all or a portion of a distribution to shareholders may be characterized as ordinary income, return of capital or capital gain when received by the shareholder. Such characterization will impact the tax consequences to the shareholder of the Defined Income and shareholders should understand the tax consequences of each characterization before investing in the Fund.

Dependence On Sub Adviser [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DEPENDENCE ON THE SUB-ADVISER. The Investment Adviser has delegated to the Sub-Adviser its discretion to make all investment decisions for the Fund and therefore the Sub-Adviser is responsible for the selection of, and allocation and reallocation of the Fund’s assets among, the Fund’s investments. The success of the Fund depends on the Sub-Adviser’s ability to select and construct an appropriate investment portfolio. The Sub-Adviser’s judgment may be incorrect, and subjective decisions made by the Sub-Adviser may cause the Fund to incur losses or to miss profit opportunities on which it could otherwise have capitalized. Any loss or turnover of the Sub-Adviser’s personnel responsible for making investment decisions may have a material adverse effect on the operations and performance of the Fund.

Temporary Defensive Strategies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

TEMPORARY DEFENSIVE STRATEGIES RISK. When the Advisers anticipate unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure and invest all or a portion of its assets in cash or cash equivalents or accept lower current income from short-term investments rather than investing in high yielding long-term securities. In such a case, Shareholders of the Fund may be adversely affected and the Fund may not pursue or achieve its investment objective.

Conflicts Of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CONFLICTS OF INTEREST RISK. The Advisers and the portfolio managers of the Fund have interests which may conflict with the interests of the Fund. In particular, the Advisers manage and/or advise other investment funds or accounts with the same or similar investment objectives and strategies as the Fund. As a result, the Advisers and the Fund’s portfolio managers may devote unequal time and attention to the management of the Fund and those other funds and accounts, and may not be able to formulate as complete a strategy or identify equally attractive investment opportunities as might be the case if they were to devote substantially more attention to the management of the Fund. The Advisers and the Fund’s portfolio managers may identify a limited investment opportunity that may be suitable for multiple funds and accounts, and the opportunity may be allocated among these several funds and accounts, which may limit the Fund’s ability to take full advantage of the investment opportunity. Additionally, transaction orders may be aggregated for multiple accounts for purpose of execution, which may cause the price or brokerage costs to be less favorable to the Fund than if similar transactions were not being executed concurrently for other accounts. Furthermore, it is theoretically possible that a portfolio manager could use the information obtained from managing a fund or account to the advantage of other funds or accounts under management, and also theoretically possible that actions could be taken (or not taken) to the detriment of the Fund. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and accounts. For example, a portfolio manager may determine that it would be in the interest of another account to sell a security that the Fund holds, potentially resulting in a decrease in the market value of the security held by the Fund. Additionally, if the Advisers acquire material non-public confidential information in connection with its business activities for other clients, a portfolio manager or other investment personnel may be restricted from purchasing securities or selling certain securities for the Fund or other clients.

The portfolio managers also may engage in cross trades between funds and accounts, may select brokers or dealers to execute securities transactions based in part on brokerage and research services provided to the Advisers which may not benefit all funds and accounts equally and may receive different amounts of financial or other benefits for managing different funds and accounts. The Advisers and their affiliates may provide more services to some types of funds and accounts than others.

The Investment Adviser and its affiliates, including the Sub-Adviser and Placement Agent, have engaged or may engage in one or more of the transactions described herein with one or more of its affiliates. None of the transactions among the Investment Adviser or any of its affiliates has been or will be negotiated or conducted on an arm’s-length basis. The interrelationships of these parties and the absence of arm’s-length dealings create potential conflicts of interest. The principal transactions with which the Investment Adviser engages with its affiliates are (a) engaging the Sub-Adviser; (b) engaging the Placement Agent; and (c) fees payable to the Investment Adviser and its affiliates, including the Sub-Adviser, have not been negotiated at arms’ length.

The Fund and Advisers have adopted policies and procedures that address the foregoing potential conflicts of interest, including policies and procedures to address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all accounts of the Advisers are treated equitably. There is no guarantee that the policies and procedures adopted by the Advisers and the Fund will be able to identify or mitigate the conflicts of interest that arise between the Fund and any other investment funds or accounts that the Advisers may manage or advise from time to time. For further information on potential conflicts of interest, see “CONFLICTS OF INTEREST.”

Operational Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Advisers seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Technology Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

TECHNOLOGY RISK. As the use of Internet technology has become more prevalent, the Fund and its service providers and markets generally have become more susceptible to potential operational risks related to intentional and unintentional events that may cause the Fund or a service provider to lose proprietary information, suffer data corruption or lose operational capacity. There can be no guarantee that any risk management systems established by the Fund, its service providers, or issuers of the securities in which the Fund invests to reduce technology and cyber security risks will succeed, and the Fund cannot control such systems put in place by service providers, issuers or other third parties whose operations may affect the Fund.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CYBERSECURITY RISK. Cybersecurity refers to the combination of technologies, processes and procedures established to protect information technology systems and data from unauthorized access, attack or damage. The Fund and its affiliates and third-party service providers are subject to cybersecurity risks. Cyber incidents include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cyberattacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security risks have significantly increased in recent years and the Fund could suffer such losses in the future. Computer systems, software and networks may be vulnerable to unauthorized access, computer viruses or other malicious code and other events that could have a security impact. If one or more of such events occur, this potentially could jeopardize confidential and other information, including nonpublic personal information and sensitive business data, processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in the Fund’s operations or its respective affiliates and third-party service providers. This could result in significant losses, reputational damage, litigation, regulatory fines or penalties, or otherwise adversely affect the Fund’s business, financial condition or results of operations. Privacy and information security laws and regulation changes, and compliance with those changes, may result in cost increases due to system changes and the development of new administrative processes. In addition, the Fund may be required to expend significant additional resources to modify the Fund’s protective measures and to investigate and remediate vulnerabilities or other exposures arising from operational and security risks.

Private Offering Exemption Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

PRIVATE OFFERING EXEMPTION. This offering has not been registered under the 1933 Act, in reliance, in part, on the exemptive provisions of Section 4(a)(2) of the 1933 Act and Rule 506(c) of Regulation D promulgated thereunder. Pursuant to Rule 506(c) all investors in a Fund must be “accredited investors” as defined in Rule 501(a) of Regulation D, and the Fund, the Placement Agent or financial intermediaries (i.e., sub-placement agents) that enter into an agreement with the Placement Agent for the sale of Shares must take reasonable steps to verify that each prospective investor or existing Shareholder, as applicable, qualifies as an accredited investor at the time Shares are purchased. The Fund may utilize both the “safe harbor” verification provisions of Rule 506(c) and/or the “principle based methods of verification” under Rule 506(c)that allow for verification on grounds that are reasonable in the context of the particular facts and circumstances of each purchaser and transaction (“Principle Based Verification”). While the Fund intends to comply with Rule 506(c) at all times, it may be difficult for the Fund to ensure full compliance as SEC guidance on compliance with the applicable verification methodologies evolves and regulatory actions in this area increase over time. Failure of the Fund to comply with Rule 506(c) or any other securities rules or regulations applicable to the offering of Shares could result in regulatory enforcement actions and/or monetary claims against the Fund that could affect the ability of the Fund to operate and cause losses to the Fund and its Shareholders.

Investment And Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INVESTMENT AND MARKET RISK. An investment in the Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Accordingly, an investment in the Fund’s Shares is subject to investment risk, including the possible loss of the entire amount that you invest. Your Shares at any point in time may be worth less than your original investment.

General Economic And Market Conditions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

GENERAL ECONOMIC AND MARKET CONDITIONS. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Volatility Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

VOLATILITY RISK. Volatility is the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. The Fund may invest in securities or financial instruments that exhibit more volatility than the market as a whole. Such exposures could cause the Fund’s net asset value to experience significant increases or declines in value over short periods of time. Volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

Highly Volatile Markets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

HIGHLY VOLATILE MARKETS. Price movements of options contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The prices of commodities contracts and all derivative instruments, including options, can be highly volatile. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly options markets. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. The Fund is also subject to the risk of the failure of any exchanges on which their positions trade or of the clearinghouses for those exchanges.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

COUNTERPARTY RISK. Many of the markets in which the Fund effects its transactions are “over the counter” or “inter-dealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. To the extent the Fund invests in derivative or synthetic instruments, or other over the counter transactions, on these markets, the Fund is assuming a credit risk with regard to parties with whom it trades and may also bear the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking to market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. The Fund is not restricted from dealing with any particular counterparty or from concentrating any or all of their transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

VALUATION RISK. Unlike publicly traded common stock, which trades on national exchanges, there is no central place or exchange for shares or interests in some of the Fund’s investments to trade. Similarly, investments held by the Fund may also not be traded on an exchange or central marketplace. Due to the lack of centralized information and trading, the valuation of such investments may carry more risk than that of common stock. Uncertainties in the conditions of the financial and other markets, incomplete or unreliable reference data, human error, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when an instrument is sold in the market, the amount received by the Fund is less than the value of such instruments carried on such fund’s books.

The Fund may value its investments at fair value. In general, fair value represents a good faith approximation of the current value of an asset. Shareholders should recognize that fair value pricing involve various judgments and consideration of factors that may be subjective and inexact. As a result, there can be no assurance that fair value priced assets will not result in future adjustments to the prices of securities or other assets, or that fair value pricing will reflect a price that the Fund is able to obtain upon sale. It is also possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. For example, the Fund’s NAV could be adversely affected if the Fund’s determinations regarding the fair value of the Fund’s investments were materially higher than the values that the Fund ultimately realizes upon the disposal of such investments. In addition, valuation for illiquid assets may require more research than for more liquid investments and elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available.

The Fund’s NAV is a critical component in several operational matters including computation of advisory and services fees and determination of the price at which the Shares will be offered and at which the Shares will be repurchased. Consequently, variance in the valuation of the Fund’s investments will impact, positively or negatively, the fees and expenses shareholders will pay, the price a shareholder will receive in connection with a tender offer and the number of shares an investor will receive upon investing in the Fund. The Fund may need to liquidate certain investments, including illiquid investments, in order to repurchase Shares in connection with a tender offer. A subsequent decrease in the valuation of the Fund’s investments after a tender offer could potentially disadvantage remaining shareholders to the benefit of shareholders whose Shares were accepted for repurchase. Alternatively, a subsequent increase in the valuation of the Fund’s investments could potentially disadvantage shareholders whose Shares were accepted for repurchase to the benefit of remaining shareholders. Similarly, a subsequent decrease in the valuation of the Fund’s investments after a subscription could potentially disadvantage subscribing investors to the benefit of pre-existing shareholders, and a subsequent increase in the valuation of the Fund’s investments after a subscription could potentially disadvantage pre-existing shareholders to the benefit of subscribing investors. In no event is the Placement Agent responsible or liable for any errors or inaccuracies with the Fund’s NAV in connection with its distribution of the Fund’s Shares or in connection with any other purpose. The Placement Agent has no duty to calculate the NAV of Fund Shares or to inquire into the accuracy of the NAV per Share (including a class thereof) as calculated by or for the Fund.

U S Government Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

U.S. GOVERNMENT SECURITIES. Some obligations issued or guaranteed by U.S. government agencies, instrumentalities or U.S. government sponsored enterprises (“GSEs”), including, for example, pass-through certificates issued by Ginnie Mae, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies or GSEs, such as securities issued by Fannie Mae or Freddie Mac, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency or GSE, while other obligations issued by or guaranteed by federal agencies or GSEs, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. The Put maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

EQUITY SECURITIES RISK. The Fund invests in equity securities, including common stocks. Common stock represents an equity ownership interest in issuers. Holders of common stock are entitled to the income and increase in the value of the assets and business of the issuers after all debt obligations and obligations to preferred stockholders are satisfied. The value of the Fund’s shares will fluctuate with changes in the value of the equity securities in which it invests. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer, such as an unfavorable earnings report, or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting the issuers occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market. Additionally, holders of an issuer’s common stock may be subject to greater risks than holders of its preferred stock and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of an issuer.

Dividends Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DIVIDENDS RISK. The Fund invests in dividend-paying securities. The Fund’s investment in dividend-paying securities could cause the Fund to underperform similar funds that invest without consideration of an issuer’s track record of paying dividends. Companies that issue dividend-yielding securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future especially if the companies are facing an economic downturn, which could negatively affect the Fund’s performance.

Large Capitalization Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LARGE CAPITALIZATION COMPANIES RISK. The Fund invests in the securities of large capitalization companies. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Sector And Index Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SECTOR AND INDEX RISK. As of June 30, 2024 a significant portion of the Reference Index is comprised of companies in the information technology sector, although this may change from time to time. The Fund will not be concentrated in a particular industry or group of industries within these sectors. To the extent that the Fund invests a significant percentage of its assets in a sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified. There may be instances in which the Reference Index, for a variety of reasons including changes in the prices of individual securities held by the Reference Index, has a larger exposure to a small number of stocks or a single stock relative to the rest of the stocks in the Reference Index. Under such circumstances, the Fund will not deviate from the Reference Index except in rare circumstances or in an immaterial way and therefore the Fund’s returns would be more greatly influenced by the returns of the stock(s) with the larger exposure.

Information Technology Sector Risk. The information technology sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

Transactions In Flexible Exchange Options [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

TRANSACTIONS IN FLEXIBLE EXCHANGE OPTIONS. The Fund intends to trade Flexible Exchange® Options (“FLEX Options”). FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund’s counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only clearing members of OCC can participate directly in transactions with the OCC, the Fund will hold its FLEX Options through accounts at one or more clearing members of OCC. Although such clearing members guarantee performance of their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, which further acts to protect a clearing member’s customers from the default of the clearing member. However, there is still a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default. If a clearing member with whom the Fund transacts defaults, the OCC may transfer customer accounts to another clearing member. The OCC may also close out positions and convert deposits of the defaulting clearing member to cash. As a result of this process, the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the defaulting clearing member’s customers for the Fund. Therefore, the Fund could experience significant losses in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the returns of the Fund.

Flex Options Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

FLEX OPTIONS VALUATION RISK. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The FLEX Options are also subject to correlation risk, meaning the value of the FLEX Options does not increase or decrease at the same rate as the underlying index (although they generally move in the same direction) or underlying securities. The value of a FLEX Option prior to its expiration date may vary because of factors other than the value of the underlying index or underlying securities, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and the underlying index or underlying securities, and the remaining time to expiration. FLEX Option prices may also be highly volatile and may fluctuate substantially during a short period of time. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Investment Adviser and the Sub-Adviser may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the determination of the Fund’s NAV.

Compounding Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

COMPOUNDING RISK. The Fund’s returns are subject to the effects of compounding, which generally will cause the Fund’s performance to not correlate to the performance of the Reference Index or the performance of the Reference Stock Basket over the Designated Period. Depending on market conditions, compounding may lead the Fund to underperform relative to the performance of the Reference Index or Reference Stock Basket. Compounded returns are the result of reinvesting returns from select Reference Stocks each overlayed with a position in a short-term call option (for example, weekly returns) linked to that Reference Stock over periods greater than the period in which the returns were generated. Therefore, the Fund’s compounded returns over a period longer than the short-term call options will be different than the performance of the Reference Index or the performance of the Reference Stock Basket over the same period. The impact from compounding may be greater for investors who hold Shares after the end of a Designated Period or through multiple Designated Periods. There is the potential for increased Fund underperformance relative to the Reference Index over such time periods.

The effects of compounding on the performance of the Fund will be more pronounced when the Reference Stocks held by the Fund experience increased volatility. In general, during periods of higher volatility of the Reference Stocks, compounding can cause the Fund’s longer-term results to be significantly less than the return of the Reference Index or the return of the Reference Stock Basket.

Compounding affects the performance of all investments over time, but has a more significant effect on a product such as the Fund that utilizes an investment strategy that includes a short call option overlay because the call option overlay leads to lesser participation in the positive periodic returns of the Reference Stock but full participation in the negative periodic returns to the extent not mitigated by the Downside Hedge, which are then compounded over time.

Correlation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CORRELATION RISK. A number of factors may affect the Fund’s ability to achieve a high degree of correlation between the Fund’s Reference Stock Basket and the Reference Index, including the difference in returns between the Reference Stock Basket and the Reference Index due to compounding. The Fund will forgo potential capital appreciation on the portion of each stock in the Reference Index in which the Fund sells call options as it seeks to generate the Defined Income. Failure to achieve a high degree of correlation may prevent the Fund from achieving a similar amount of potential capital appreciation as the Reference Index. The failure to achieve a high degree of correlation may also prevent the Fund from achieving sufficient benefits from the long-dated put option on the Reference Index. The Fund does not seek to achieve any specific level of total return performance compared to the total return performance of the Reference Index.

Options Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

OPTIONS RISK. An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or currency. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. As a seller (writer) of a put option, the seller will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the seller will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the buyer risks losing the entire premium invested in the option if the buyer does not exercise the option. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. There may be times the Fund needs to sell securities in order to settle an option position, which could result in the distribution of premium from that option position being classified as a return of capital and make the Fund less tax-efficient. Options may also involve the use of leverage, which could result in greater price volatility than other securities.

Covered Call Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

COVERED CALL STRATEGY RISK. The writer of a covered call option forgoes any profit from increases in the market value of the underlying security covering the call option above the sum of the premium and the strike price of the call but retains the risk of loss if the underlying security declines in value. The Fund will have no control over the exercise of the option by the option holder and may lose the benefit from any capital appreciation on the underlying security. A number of factors may influence the option holder’s decision to exercise the option, including the value of the underlying security, price volatility, dividend yield and interest rates. To the extent that these factors increase the value of the call option, the option holder is more likely to exercise the option, which may negatively affect the Fund. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option position through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets which may prohibit the Fund from writing options at times the portfolio managers deem advisable.

Downside Hedge Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DOWNSIDE HEDGE RISK. The Fund will purchase a long-dated option on the Reference Index at the beginning of each Designated Period as a hedge against long-term decline in the market value of the securities in the Reference Stock Basket. The Downside Hedge is intended to be fully achieved at the end of the specified Designated Period. Therefore, Shares tendered for repurchase made prior to the end of a specified Designated Period will not receive the full benefit from the put’s downside hedge against declines in the long-term market value of the Reference Stock Basket. The Fund does not seek to provide a specific level of protection. There is no guarantee that the attempt to limit losses to the Fund will be successful.

Box Spread Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

BOX SPREAD RISK. If one or more of the individual option positions that comprise a Box Spread are modified or closed separately prior to the option contract’s expiration, then the Box Spread may no longer effectively eliminate risk tied to underlying reference asset’s price movement. Furthermore, the Box Spread’s value is derived in the market and is in part based on the time until the options comprising the Box Spread expire and the prevailing market interest rates. If the Fund sells a Box Spread prior to its expiration, then the Fund may incur a loss. The Fund’s ability to utilize Box Spreads effectively is dependent on the availability and willingness of other market participants to purchase Box Spreads from the Fund at competitive prices.

Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

PORTFOLIO TURNOVER RISK. The Fund has an investment strategy that may frequently involve buying and selling portfolio securities. High portfolio turnover may result in the Fund paying higher levels of transaction costs, including brokerage commissions, dealer mark-ups and other costs and may generate greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than expected.

Fund Distribution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

FUND DISTRIBUTION RISK. The Fund’s strategy seeks to provide investors with a target net income of approximately 12% on an annual basis. The Fund currently expects to make distributions on a monthly basis. While the Fund will normally pay its income as distributions, the Fund's distributions may exceed the Fund's income and gains for the Fund's taxable year. Under abnormal market conditions or for temporary defensive measures, the Fund may consider various actions, including reducing the distribution rate. Additionally, there may be times the Fund needs to sell securities when it would not otherwise do so in order to settle an option position, which could result in the distribution of premium from that option position being classified as a return of capital. This occurs because while the distribution consisted of the premium received from the sale of the call option, the Fund later sold securities to generate proceeds to settle that call option. Distributions in excess of the Fund's current and accumulated earnings and profits will be treated as a return of capital. Distributions in excess of the Fund's minimum distribution requirements, but not in excess of the Fund's earnings and profits, will be taxable to Shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the Shareholder's cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Shareholder's cost basis is reduced to zero, further distributions will be treated as capital gain, if the Shareholder holds shares of the Fund as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because the Fund's distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period.

The Fund’s investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders are subject to federal income tax at rates of up to 20%. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of distributions received by Shareholders may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy.

Limits Of Risk Disclosures [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIMITS OF RISK DISCLOSURES. The above discussions relate to the various principal risks associated with the Fund, its investments and Shares, and are not intended to be a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Memorandum and consult with their own advisers before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this Memorandum.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	235 West Galena Street
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53212
Contact Personnel Name	Ann Maurer
Class A Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	2.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[1]
Management Fees [Percent]	2.65%	[2],[3]
Distribution/Servicing Fees [Percent]	0.75%	[3],[4]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.07%	[3],[5]
Total Annual Expenses [Percent]	3.47%	[3]
Expense Example, Year 01	$ 54
Expense Example, Years 1 to 3	124
Expense Example, Years 1 to 5	197
Expense Example, Years 1 to 10	$ 387
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class A Shares
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[1]
Management Fees [Percent]	2.65%	[2],[3]
Distribution/Servicing Fees [Percent]	0.25%	[3],[4]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.07%	[3],[5]
Total Annual Expenses [Percent]	2.97%	[3]
Expense Example, Year 01	$ 30
Expense Example, Years 1 to 3	92
Expense Example, Years 1 to 5	156
Expense Example, Years 1 to 10	$ 329
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class I Shares

[1]	(1) A 2.00% repurchase fee will be charged by the Fund with respect to any repurchase of Shares from a Shareholder in the first two years of each Designated Period (“Repurchase Fee”). A Repurchase Fee payable by a Shareholder may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund. To the extent the Fund determines to waive, impose scheduled variations of, or eliminate the Repurchase Fee, it will do so consistently with the requirements of Rule 22d-1 under the Investment Company Act, and the Fund’s waiver of, scheduled variation in, or elimination of, the Repurchase Fee will apply uniformly to all shareholders regardless of share class.
[2]	For its provision of advisory services to the Fund, the Investment Adviser receives an annual Unitary Management Fee, payable monthly in arrears, equal to 2.65% of the Fund’s net assets as of month-end. In turn, the Investment Adviser will pay substantially all operating expenses of the Fund, excluding the Unitary Management Fee, initial and ongoing offering expenses and organizational expenses, interest expenses, taxes, portfolio transaction-related fees and expenses, costs of borrowing, distribution and service fees payable pursuant to a Rule 12b-1 plan, and litigation and indemnification expenses and any other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[3]	For purposes of determining net assets in fee table calculations, derivatives are valued at market value.
[4]	Pursuant to exemptive relief from the SEC, the Fund offers multiple classes of shares and has adopted a distribution and service plan for Class A Shares and Class I Shares. Pursuant to the Fund’s distribution and service plan, investors may pay a Distribution and Servicing Fee of up to 1.00% and 0.25% on an annualized basis of the aggregate net assets of the Fund attributable to the Class A Shares and Class I Shares, respectively, to qualified recipients. Shareholders currently pay up to 0.75% and 0.25% of the net asset value of the Class A Shares and Class I Shares, respectively. See “DISTRIBUTION AND SERVICE PLAN.”
[5]	“Other Expenses” are based on estimated amounts for the current fiscal year and assumes assets under management of $50,000,000.